Lease	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Lease

8. Lease

For the six months ended June 30, 2026, 2025 and 2024, the Group subsisted of the following non-cancellable lease arrangements.

Description of lease	Lease term
Office premise at 33/F of Sunshine Plaza, Hong Kong

1-year fixed term lease from January 1, 2024 to December 31, 2024(1)

1-year fixed term lease from January 1, 2025 to December 31, 2025, and further replaced by a 4-year fixed term leases from August 1, 2025 to July 31, 2029 since August 1, 2025(2)

(1)	ASC 842-20 defines a short-term lease as a lease whose lease term, at commencement, is 12 months or less and that does not include a purchase option whose exercise is reasonably certain. The lease terms of the lease arrangements during the year ended December 31, 2024 were 1-year fixed terms without renewal or purchase options. These leases meet the definition of short-term leases. Pursuant to ASC 842, the Group elects not to recognize these leases on its balance sheet. Accordingly, this results in the recognition of the Group’s lease payments on a straight-line basis over the lease terms.

(2)	On July 16, 2025, the Group entered into an amended lease agreement with New Harvest Investment Holding Limited, effective August 1, 2025, to replace the original one year lease agreement covering the period from January 1, 2025 to December 31, 2025. Upon commencement of the amended lease, the Group prepaid the full rent for the entire four year lease term. Accordingly, no operating lease liability was recognized in connection with the new lease agreement.

The following table summarizes the classification of operating lease right-of-use asset and operating lease liabilities in the Group’s unaudited condensed consolidated balance sheets:

As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Assets
Operating lease right-of-use asset, net	$707,728	$828,697

Liabilities
Operating lease liabilities	—	—

Information related to operating lease activities during the six months ended June 30, 2026, 2025 and 2024 are as follows:

	For the Six Months Ended June 30,
	2026	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)
Amortization of operating lease right-of-use asset	$115,026	$—	$—
Accretion of interest on operating lease liabilities	—	—	—
Total operating lease expenses	$115,026	$—	$—

The rental fee for the office lease was fully paid at the commencement of the lease term, and there were no future lease commitments as of June 30, 2026.

As of June 30, 2026 and December 31, 2025, the weighted average discount rate of operating leases was 3.03% and 3.03%, respectively and the weighted average remaining operating lease terms were 3.08 years and 3.58 years, respectively.

For the six months ended June 30, 2026, 2025 and 2024, the short-term lease expenses were $nil, $38,503, and $38,368, respectively.